Document and Entity Information	12 Months Ended
Sep. 29, 2012
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2012
Trading Symbol	HOLX
Entity Registrant Name	Hologic Inc.
Entity Central Index Key	0000859737